Summary of Business and Significant Accounting Policies - Recent Accounting Standards - ASU 2016-15 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Recent Accounting Standards
Acquisition related payments	$ 18,004		$ 87,607
Net cash provided by (used in) financing activities from continuing operations	178,068	$ (124,730)	$ (55,149)
Accounting Standards Update 2016-15 | Proforma Adjustment
Recent Accounting Standards
Acquisition related payments	(15,900)
Net cash provided by (used in) financing activities from continuing operations	$ 15,900